Basis of Presentation and General Information, detail (Details) - Charter Revenues	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.00%	10.00%	10.00%
Daiichi Chuo Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	30.30%
Kawasaki Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	15.39%
Oldendorff Gmbh and Co. KG
Concentration Risk [Line Items]
Charterer percentage in total revenue	12.67%	0.00%	0.00%
Global Chartering Ltd
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.79%	0.00%	0.00%